Elfun Trusts

Schedule of Investments	September 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 96.7%†
Application Software – 2.2%
salesforce.com Inc.	407,180	$60,441,799	(a	)
Biotechnology – 5.5%
Alexion Pharmaceuticals Inc.	610,944	59,835,855	(a	)
Gilead Sciences Inc.	648,558	41,105,606
Vertex Pharmaceuticals Inc.	290,000	49,131,800	(a	)
		150,073,261
Cable & Satellite – 4.3%
Charter Communications Inc., Class A	283,705	116,920,505	(a	)
Data Processing & Outsourced Services – 7.5%
Fidelity National Information Services Inc.	278,932	37,031,012
Mastercard Inc., Class A	90,000	24,441,300
Visa Inc., Class A	840,000	144,488,400
		205,960,712
Diversified Banks – 5.0%
JPMorgan Chase & Co.	1,170,000	137,697,300
Electronic Components – 1.0%
Corning Inc.	1,000,000	28,520,000
Financial Exchanges & Data – 6.7%
CME Group Inc.	439,192	92,818,837
S&P Global Inc.	364,600	89,319,708
		182,138,545
Healthcare Equipment – 1.6%
Boston Scientific Corp.	1,100,000	44,759,000	(a	)
Integrated Oil & Gas – 2.4%
Chevron Corp.	542,567	64,348,446
Interactive Media & Services – 7.0%
Alphabet Inc., Class A	38,000	46,403,320	(a	)
Alphabet Inc., Class C	83,000	101,177,000	(a	)
Facebook Inc., Class A	238,333	42,442,341	(a	)
		190,022,661
Internet & Direct Marketing Retail – 5.2%
Alibaba Group Holding Ltd. ADR	170,000	28,429,100	(a	)
Amazon.com Inc.	56,975	98,903,472	(a	)
Booking Holdings Inc.	8,000	15,700,880	(a	)
		143,033,452
Investment Banking & Brokerage – 1.4%
The Charles Schwab Corp.	912,820	38,183,261
Managed Healthcare – 2.3%
UnitedHealth Group Inc.	295,000	64,109,400
Movies & Entertainment – 3.9%
The Walt Disney Co.	825,000	107,514,000
Oil & Gas Equipment & Services – 2.2%
Schlumberger Ltd.	1,730,000	59,114,100

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2019.

Abbreviations:

ADR       American Depositary Receipt

REIT       Real Estate Investment Trust

	Number of Shares	Fair Value
Pharmaceuticals – 9.3%
Allergan PLC	519,900	$87,493,971
Elanco Animal Health Inc.	999,411	26,574,338	(a	)
Johnson & Johnson	520,315	67,318,355
Merck & Company Inc.	646,204	54,397,453
Pfizer Inc.	500,000	17,965,000
		253,749,117
Regional Banks – 2.3%
First Republic Bank	640,000	61,888,000
Semiconductor Equipment – 5.3%
Applied Materials Inc.	2,100,000	104,790,000
ASML Holding N.V.	160,000	39,747,200
		144,537,200
Soft Drinks – 3.7%
PepsiCo Inc.	730,000	100,083,000
Specialized REITs – 2.8%
American Tower Corp.	340,000	75,184,200
Specialty Chemicals – 0.9%
Albemarle Corp.	340,000	23,636,800
Systems Software – 6.9%
Microsoft Corp.	1,174,119	163,237,765
ServiceNow Inc.	105,000	26,654,250	(a	)
		189,892,015
Technology Hardware, Storage & Peripherals – 3.4%
Apple Inc.	410,000	91,827,700
Trading Companies & Distributors – 3.4%
United Rentals Inc.	750,000	93,480,000	(a	)
Trucking – 0.5%
Lyft Inc., Class A	355,673	14,525,685	(a	)
Total Common Stock (Cost $1,611,561,318)		2,641,640,159
Short-Term Investments – 3.4%
State Street Institutional Treasury Money Market Fund - Premier Class 1.95%	47,356,544	47,356,544	(b,c	)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 1.92%	46,029,050	46,029,050	(b,c	)
Total Short-Term Investments (Cost $93,385,594)		93,385,594
Total Investments (Cost $1,704,946,912)		2,735,025,753
Liabilities in Excess of Other Assets, net – (0.1)%		(1,806,612)

NET ASSETS – 100.0%		$2,733,219,141

Elfun Trusts Schedule of Investments	September 30, 2019 (Unaudited)

The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$2,641,640,159	$—	$—	$2,641,640,159
	Short-Term Investments	93,385,594	—	—	93,385,594

	Total Investments in Securities	$2,735,025,753	$—	$—	$2,735,025,753

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/19	Value at 9/30/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	30,743,339	$30,743,339	$100,105,091	$83,491,886	—	—	47,356,544	$47,356,544	$521,141
State Street Institutional U.S. Government Money Market Fund - Class G Shares	29,975,892	29,975,892	99,545,043	83,491,885	—	—	46,029,050	46,029,050	521,956

TOTAL		$60,719,231	$199,650,134	$166,983,771	$—	$—		$93,385,594	$1,043,097

Elfun Trusts Notes to Schedule of Investments	September 30, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

At September 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Trusts	$1,704,519,432	$1,147,634,515	$117,128,194	$1,030,506,321